General - Additional Information (Detail) $ / shares in Units, $ in Thousands, CAD in Millions				1 Months Ended			12 Months Ended
	May. 31, 2016 $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Oct. 01, 2015 CAD	May. 31, 2016 $ / shares shares	Apr. 30, 2016 $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 15, 2016 shares	Mar. 31, 2015 USD ($)
General [Line Items]
Treasury stock, shares purchased		67,339				1,959,514
Treasury stock, price per share | $ / shares		$ 140.30				$ 97.50
Treasury stock, aggregate purchase price | $		$ 203,778				$ 193,000	$ 203,778		$ 194,328
Shares authorized to purchase under stock repurchase program								250,000
Zalicus Pharmaceuticals [Member]
General [Line Items]
Purchase price of acquisition in cash | CAD			CAD 5.0
Purchase price to be paid in the form of promissory note | CAD			CAD 5.0
Promissory Notes Maturity Date							Jul. 01, 2017
Subsequent Event [Member]
General [Line Items]
Treasury stock, shares purchased	737,328			552,474	117,515
Treasury stock, price per share | $ / shares	$ 136.41			$ 134.86	$ 141.46
Sun Pharmaceutical Industries Ltd. [Member]
General [Line Items]
Number of ordinary shares owned by majority share holder		29,497,813					29,497,813
Percentage of ordinary shares owned by majority share holder		69.00%					69.00%
Vote attributable to share equity							79.30%
Sun Pharmaceutical Industries Ltd. [Member] | Subsequent Event [Member]
General [Line Items]
Percentage of ordinary shares owned by majority share holder	70.10%			70.10%
Vote attributable to share equity	80.10%